Katherine P. Feld                  [logo] OppenheimerFunds
Vice President &
Associate Counsel                         OppenheimerFunds, Inc.
                                          Two World Trade Center
                                          New York, NY  10048-0203
                                          212 323-0200



                                          January 22, 1997



VIA EDGAR
SEC Filer Support
Mail Stop 0-7, Securities Operation Center
6432 General Green Way
Alexandria, VA  22312

Attn:  Mr. Frank Donaty, Jr.

                  Re: Oppenheimer Multi-State Municipal Trust for the account of Oppenheimer Pennsylvania Municipal Fund Reg. No. 33-30198, File No. 811-5867

To the Securities and Exchange Commission:

                  An electronic filing is hereby made on behalf of Oppenheimer Multi-State Municipal Trust (the "Trust") for the account of its series Oppenheimer Pennsylvania Municipal Fund (the "Fund"). The filing is made pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933 and shall be effective when filed, as designated on the facing page of Form N-1A. The filing includes Post-Effective Amendment No. 18 to the registration statement of the Trust together with the representation of counsel required by that Rule.

                  The purpose of the Amendment is to amend the facing sheet of the registration statement to register an additional 14,984 Class A shares of the Fund, of which shares were redeemed during the fiscal period ended July 31, 1996, and had not been previously used for reductions pursuant to paragraph (a) of Rule 24e-2 or paragraph (c) of Rule 24f-2. The offering price of $12.75 was the price in effect at the close of business January 9, 1997.

                                          Very truly yours,

                                          /s/ Katherine P. Feld

                                          Katherine P. Feld
                                          Vice President &
                                          Associate Counsel
                                          (212) 323-0252
KPF/gl
Enclosures
cc(w/attachment):         Ronald Feiman, Esq.
                          Robert Troccoli (KPMG Peat Marwick, LLP)
                          Robert Bishop
                          Gloria LaFond
sec\740.24e

                                                      Registration No. 33-30198
                                                              File No. 811-5867

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/

         PRE-EFFECTIVE AMENDMENT NO. __                                     / /

         POST-EFFECTIVE AMENDMENT NO. 18                                    /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
  OF 1940                                                                   / /

         AMENDMENT NO.__                                                    / /

                     OPPENHEIMER MULTI-STATE MUNICIPAL TRUST
-------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                                  1-212-323-0200
------------------------------------------------------------------
                         (Registrant's Telephone Number)

                             ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

   /X/ immediately upon filing pursuant to paragraph (b)

   / / on __________, pursuant to paragraph (b)

   / / 60 days after filing pursuant to paragraph (a)(1)

   / / on ________, pursuant to paragraph (a)(1)

   / / 75 days after filing, pursuant to paragraph (a)(2)

   / / on _______________, pursuant to paragraph (a)(2) of Rule 485
-------------------------------------------------------------------
The Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal period ended July 31, 1996 was filed on September 26, 1996.

                       SECURITIES AND EXCHANGE COMMISSION

                                WASHINGTON, D.C.


For the registration under the Securities Act of 1933 of shares of Oppenheimer Pennsylvania Municipal Fund, a series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company.

A. Title and amount of shares being registered (number of shares or other units):

              Additional 14,984 Class A shares of beneficial interest of Oppenheimer Pennsylvania Municipal Fund.

B. Proposed aggregate offering price to the public of the shares being registered:

              $191,046 based upon the offering price of $12.75 per Class A share at January 9, 1997(1).




---------------

(1)The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 of the Investment Company Act of 1940. The total number of Class A shares sold during the previous fiscal period of the Fund ended July 31, 1996 was 440,071; 113,937 shares were reinvested dividends. No redeemed or repurchased shares have been used for reductions pursuant to paragraph (a) of Rule 24e-2 in any previous filing of Post-Effective Amendments during the current fiscal year; 572,992 shares were used for reductions pursuant to paragraph (c) of Rule 24f-2. The amount of redeemed or repurchased shares being used for such reduction in this amendment is 14,984.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of January, 1997.

                     OPPENHEIMER MULTI-STATE MUNICIPAL TRUST

                     By: /s/ Bridget A. Macaskill           *
                     ---------------------------------------
                         Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                           Title                                Date
----------                                           -----                                ----
/s/ Leon Levy*                                       Chairman of the                      January 22, 1997
--------------                                       Board of Trustees
Leon Levy

/s/ Bridget A. Macaskill*                            President (Principal                 January 22, 1997
------------------------                             Executive Officer)
Bridget A. Macaskill                                 and Trustee

/s/ George Bowen*                                    Treasurer and                        January 22, 1997
-----------------                                    Principal Financial
George Bowen                                         and Accounting
                                                     Officer

/s/ Robert G. Galli*                                 Trustee                              January 22, 1997
--------------------
Robert G. Galli

/s/ Benjamin Lipstein*                               Trustee                              January 22, 1997
----------------------
Benjamin Lipstein

/s/ Elizabeth B. Moynihan*                           Trustee                              January 22, 1997
--------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*                              Trustee                              January 22, 1997
-----------------------
Kenneth A. Randall

/s/ Edward V. Regan*                                 Trustee                              January 22, 1997
--------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*                        Trustee                              January 22, 1997
-----------------------------
Russell S. Reynolds, Jr.

/s/ Donald W. Spiro*                                 Trustee                              January 22, 1997
--------------------
Donald W. Spiro

/s/ Pauline Trigere*                                 Trustee                              January 22, 1997
--------------------
Pauline Trigere

/s/ Clayton K. Yeutter*                              Trustee                              January 22, 1997
-----------------------
Clayton K. Yeutter

*By: /s/ Robert G. Zack
--------------------------------
Robert G. Zack, Attorney-in-Fact

Katherine P. Feld                  [logo] OppenheimerFunds
Vice President &
Associate Counsel                         OppenheimerFunds, Inc.
                                          Two World Trade Center
                                          New York, NY  10048-0203
                                          212 323-0200




                                          January 22, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

                  Re: Oppenheimer Multi-State Municipal Trust for the account of Oppenheimer Pennsylvania Municipal Fund Reg. No. 33-30198, File No. 811-5867
                           Written Representation of Counsel

To the Securities and Exchange Commission:

                  Pursuant to paragraph (e) of Rule 485 under the Securities Act of 1933, and in connection with an Amendment on Form N-1A which is Post-Effective Amendment No. 18 to the 1933 Act Registration Statement of the above Trust, the undersigned counsel, who prepared such Amendment, hereby represents to the Commission for filing with such Amendment that said Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.


                                             Very truly yours,

                                            /s/ Katherine P. Feld


                                             Katherine P. Feld
                                             Vice President &
                                             Associate Counsel

KPF/gl







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